Subsequent events (Details Narrative)				12 Months Ended
	Mar. 18, 2025 USD ($)	Mar. 18, 2025 SGD ($)	Mar. 10, 2025	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Subsequent Event [Line Items]
Sale of stock				$ 6,435,134	$ 11,234,403
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio			1-for-10
Sale of stock	$ 300,000,000	$ 300,000,000